Ordinary Shares - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 $ / shares shares
Ordinary Shares [Abstract]
Authorized share capital | $	$ 7,500,000
Class A Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0005	$ 0.0005
Number of votes per share | Vote	1
Ordinary shares, Issued (in shares)	545,345,184	526,812,214
Class A Ordinary Shares [Member] | Share Incentive Award [Member]
Ordinary Shares [Abstract]
Ordinary shares, Issued (in shares)	15,500,000	6,000,000
Class B Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0005	$ 0.0005
Number of votes per share | Vote	15
Ordinary shares, Issued (in shares)	45,527,793	45,527,793